UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

JH Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value
Common Stocks 98.60%		$114,852,445
(Cost $120,983,254)

Australia 0.68%		787,894
Westpac Banking Corp.	37,500	787,894

Belgium 2.12%		2,470,805
Anheuser-Busch InBev NV (I)	102,400	709
Mobistar SA	23,500	1,481,395
Solvay SA	10,000	988,701

Brazil 0.60%		698,939
Redecard SA	50,000	698,939

Canada 2.45%		2,855,516
BCE, Inc.	75,000	1,926,818
Shaw Communications, Inc., Class B	49,900	928,698

Finland 0.80%		935,054
Fortum Oyj (I)	36,700	935,054

France 8.72%		10,153,960
France Telecom SA (I)	130,000	2,989,074
SCOR SE	56,800	1,314,252
Total SA	82,900	4,815,111
Vivendi SA	40,000	1,035,523

Germany 1.24%		1,444,559
RWE AG	16,300	1,444,559

Hong Kong 1.02%		1,183,357
CLP Holdings, Ltd.	175,000	1,183,357

Italy 1.94%		2,261,024
Enel SpA (I)	198,500	1,072,075
Terna Rete Elettrica Nazionale SpA	295,300	1,188,949

Netherlands 1.15%		1,343,207
Royal Dutch Shell PLC ADR	24,250	1,343,207

Norway 1.77%		2,057,120
StatoilHydro ASA SADR	92,000	2,057,120

Philippines 1.04%		1,208,952
Philippine Long Distance Telephone Company SADR	21,600	1,208,952

Spain 3.30%		3,843,438
Banco Santander SA (I)	36,500	514,265
Gas Natural SDG SA (I)	71,000	1,407,575
Telefonica SA	80,000	1,921,598

Switzerland 1.52%		1,774,483
Nestle SA	37,500	1,774,483

United Kingdom 18.52%		21,572,358
AstraZeneca PLC SADR	44,000	2,045,560
BAE Systems PLC	457,900	2,577,238
BP PLC SADR	30,000	1,683,600
British American Tobacco PLC	54,600	1,800,229

2

JH Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

United Kingdom (continued)
Diageo PLC SADR	47,500	$3,191,525
FirstGroup PLC (I)	237,100	1,396,358
National Grid PLC	242,200	2,438,128
Scottish & Southern Energy PLC	127,800	2,381,288
United Utilities Group PLC	159,209	1,362,959
Vodafone Group PLC	1,254,700	2,695,473

United States 51.73%		60,261,779
Altria Group, Inc.	255,800	5,080,188
American Electric Power Company, Inc.	30,000	1,039,500
Arthur J. Gallagher & Company	176,800	3,986,840
AT&T, Inc.	68,000	1,724,480
Bristol-Myers Squibb Company	193,800	4,720,968
CenturyTel, Inc.	150,200	5,108,302
Diamond Offshore Drilling, Inc.	6,900	631,557
Duke Energy Corp.	152,400	2,519,172
E.I. Du Pont de Nemours & Company	59,300	1,933,773
H.J. Heinz Company	23,700	1,034,031
Lorillard, Inc.	50,100	3,792,570
Merck & Company, Inc.	40,000	1,527,200
Microchip Technology, Inc.	45,600	1,176,936
NiSource, Inc.	100,000	1,425,000
NSTAR	16,900	580,346
NYSE Euronext	62,900	1,472,489
OGE Energy Corp.	22,000	796,840
Philip Morris International, Inc.	100,000	4,551,000
Pitney Bowes, Inc.	48,800	1,020,896
Progress Energy, Inc.	109,900	4,282,803
Reynolds American, Inc.	62,502	3,325,106
Southern Company	11,000	352,000
Spectra Energy Corp.	60,000	1,275,000
TECO Energy, Inc.	110,000	1,712,700
Verizon Communications, Inc.	75,000	2,206,500
Waste Management, Inc.	30,100	964,705
WGL Holdings, Inc.	16,900	536,237
Windstream Corp.	144,000	1,484,640

Preferred Stocks 0.57%		$671,028
(Cost $609,195)

United States 0.57%		671,028
MetLife, Inc.	28,100	671,028

	Par value	Value

Short-Term Investments 1.03%		$1,200,000
(Cost $1,200,000)

Repurchase Agreement with State Street Corp. dated 1-31-10 at
0.01% to be repurchased at $1,200,001 on 2-1-10, collateralized by
$485,000 Federal Home Loan Bank, 4.375% due 9-17-10 (valued at
$505,079, including interest) and by $725,000 Federal National
Mortgage Association, 4.10% due 12-17-18 (valued at $725,131,
including interest).	$1,200,000	1,200,000

3

JH Tax-Advantaged Global Shareholder Yield Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Total investments (Cost $122,792,449)† 100.20%	$116,723,473

Other assets and liabilities, net (0.20%)	($236,170)

Total net assets 100.00%	$116,487,303

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $127,758,856. Net unrealized depreciation aggregated $11,035,383, of which $3,692,821 related to appreciated investment securities and $14,728,204 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the General supervision of the Board of Trustees.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights and options.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type. Other financial instruments are deriviative instruments not reflected in the Portfolio of Investments, such as written options, which are stated at market value.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Australia	$787,894	—	$787,894	—
Belgium	2,470,805	—	2,470,805	—
Brazil	698,939	$698,939	—	—
Canada	2,855,516	2,855,516	—	—
Finland	935,054	—	935,054	—
France	10,153,960	—	10,153,960	—
Germany	1,444,559	—	1,444,559	—
Hong Kong	1,183,357	—	1,183,357	—
Italy	2,261,024	—	2,261,024	—
Netherlands	1,343,207	1,343,207	—	—
Norway	2,057,120	2,057,120	—	—
Philippines	1,208,952	1,208,952	—	—
Spain	3,843,438	—	3,843,438	—
Switzerland	1,774,483	—	1,774,483	—
United Kingdom	21,572,358	6,920,685	14,651,673	—
United States	60,932,807	60,932,807	—	—
Short-Term Investments	1,200,000	—	1,200,000	—
Total Investments in Securities	$116,723,473	$76,017,226	$40,706,247	—
Other Financial Instruments	1,366,661	—	1,366,661	—
Totals	$118,090,134	$76,017,226	$42,072,908	—

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Options

The Fund may purchase and sell put and call options. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency. For more information on options, please refer to the Fund’s prospectus, semi-annual and annual reports.

6

During the three month period ended January 31, 2010, the Fund used written options to enhance potential gain/income and hedge against anticipated changes in securities markets.

Written options for the three month period ended January 31, 2010 were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
		(PAID)
Outstanding, beginning of period (11/1/2009)	1,500	($1,392,210)
Options written	6,480	(6,611,271)
Options closed	-	-
Options exercised	-	-
Options expired	(7,100)	6,636,620
Outstanding, end of period	880	($1,366,661)

The following is a summary of open written options outstanding as of January 31, 2010:

NAME OF	EXERCISE	EXPIRATION	NUMBER OF
ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE
CALLS
Morgan Stanley
Cyclical Index	$890	February 2010	35	($61,145)	($2,100)
Morgan Stanley
Tech Index	580	February 2010	50	(54,100)	(2,750)
NASDAQ 100
Stock Index	1,900	February 2010	15	(64,391)	(2,100)
Philadelphia
Semiconductor
Index	360	February 2010	85	(63,920)	(5,950)
PHLX Housing
Sector Index	109	February 2010	280	(69,160)	(9,100)
Russell 2000
Index	660	February 2010	45	(31,455)	(1,845)

S&P 500 Index	1,130	March 2010	370	(1,022,490)	(335,960)
Total			880	($1,366,661)	($359,805)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010 by risk category:

	Financial instruments	Asset Derivatives Fair	Liability Derivatives
	location	Value	Fair Value
Equity contracts	Written options	-	($359,805)
Total		-	($359,805)

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadvisers
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Analytic Investors, LLC
555 West Fifth Street, 50th Fl.
Los Angeles, CA 90013

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTY

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

8

P14Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010